Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Sep. 30, 2016 USD ($) a Item $ / a		Sep. 30, 2015 USD ($)		Sep. 30, 2014 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of Oil, NGL and Natural Gas Production Units | Item	6,233
Oil, NGL and natural gas revenues were derived from the sale of natural gas	51.00%
Amount of Material Natural Gas Imbalances	$ 0		$ 0
Reserve for bad debt expense	19,216		180,499
Carrying Cost of Non-Producing Oil and Natural Gas Leases	153,884
Outstanding letters of credit	0
Fair value of derivative contracts, liability	428,271
Fair value of derivative contracts, asset			4,210,764
Book value of Non-producing oil and natural gas	$ 3,349,567		4,016,465
Percentage of perpetual ownership of mineral interests in Arkansas ,New Mexico, North Dakota, Oklahoma and Texas	91.00%
Accumulated period perpetual rights	90 years
Non Producing Minerals Area | a	198,489
Number of tracts owned | Item	6,442
Amount of acres average tract contains | a	29
Tracts Average Cost Per Acre | $ / a	40
Amortized Period of Non-producing Minerals	33 years
Impairment	$ 12,001,271	[1]	5,009,191	[1]	$ 1,096,076
Amount of Capitalized Interest Included in the Company's Capital Expenditures	24,929		148,493		172,499
Interest Expense	1,344,619		1,550,483		462,296
Income Taxes interests and penalties	12,799		17		0
Proceeds from leasing fee mineral acreage	8,049,434		2,053,900		477,144
ASU 2015-17 [Member] | New Accounting Pronouncement, Early Adoption [Member]
Summary Of Significant Accounting Policies [Line Items]
Reclassification of deferred income taxes from current assets to long term liabilities	310,900
Reclassification of deferred income taxes from current liabilities to long term liabilities			1,517,100
ASU 2016-15 [Member] | New Accounting Pronouncement, Early Adoption [Member] | Reclassification from Investing to Operating Activities [Member]
Summary Of Significant Accounting Policies [Line Items]
Proceeds from leasing fee mineral acreage	$ 8,049,434		$ 2,053,900		$ 477,144
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of furniture and fixtures	5 years
Restricted Stock Awards, vesting period	3 years
Minimum [Member] | Partnerships And Limited Liability Companies [Member]
Summary Of Significant Accounting Policies [Line Items]
Interest Held By Company	5.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of furniture and fixtures	8 years
Restricted Stock Awards, vesting period	5 years
Sales Revenue, Net [Member] | Product Concentration Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Total sale volume from sale of natural gas	72.00%

[1]	At the end of each quarter, the Company assessed the carrying value of its producing properties for impairment. This assessment utilized estimates of future cash flows. Significant judgments and assumptions in these assessments include estimates of future oil, NGL and natural gas prices using a forward NYMEX curve adjusted for projected inflation, locational basis differentials, drilling plans, expected capital costs and an applicable discount rate commensurate with risk of the underlying cash flow estimates. These assessments identified certain properties with carrying value in excess of their calculated fair values.